Business Combination and Recapitalization - Schedule of reconciliation of business combination elements to changes in equity (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Business Combination and Recapitalization
Deferred financing, offering and merger costs		$ (2,735)	$ (10,317)
HSAC2
Business Combination and Recapitalization
Cash - HSAC2's trust (net of redemption)	51,915
Cash - Backstop Agreement	18,085
Gross proceeds	70,000
Deferred financing, offering and merger costs	(15,698)
Effect of Business Combination, net of redemptions and transaction costs	54,302
Proceeds from reverse recapitalization	$ 56,800
HSAC2 | Legacy Orchestra
Business Combination and Recapitalization
Transaction costs			$ 2,500